FAIR VALUE MEASUREMENTS - SEPA Convertible Note, Assumptions (Details) - SEPA Convertible Note	Dec. 31, 2024 $ / shares Y
Remaining term
FAIR VALUE MEASUREMENTS
Fair value measurement input | Y	0.97
Volatility
FAIR VALUE MEASUREMENTS
Fair value measurement input	88
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Fair value measurement input	4.3
Drift term
FAIR VALUE MEASUREMENTS
Fair value measurement input	4.2
Conversion price for payments to be made through issuance of Company's common stock
FAIR VALUE MEASUREMENTS
Fair value measurement input | $ / shares	13.12
Payments to be made through issuance of shares of Company's common stock
FAIR VALUE MEASUREMENTS
Fair value measurement input	11.1
Payments to be made in cash
FAIR VALUE MEASUREMENTS
Fair value measurement input	88.9